Expense Example {- Fidelity Environmental Bond Fund} - 08.31 Fidelity Environmental Bond Fund Retail Pro-05 - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund-Retail Class	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567